Commitments	12 Months Ended
Dec. 31, 2019
Commitments
Commitments

30.          Commitments

As at December 31, 2019, the Corporation’s contractual obligations are as follows:

(a)	The Corporation’s other contractual obligations, including with respect to capital asset expenditures, totaled approximately $360,000.
(b)

As a consequence of its commitment to renounce deductible exploration expenditures to the purchasers of flow-through shares, the Corporation is required to incur further renounceable exploration expenditures totaling $1,952,000 by December 31, 2020.